Schedule of Investments

September 30, 2020 (unaudited)

Quantex Fund

Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)
Common Stocks - 91.3%

Communication Services - 3.1%
Amc Networks Inc (2)	12,565	310,481
Interpublic Group Of Cos Inc	21,465	357,822
News Corporation	34,041	475,893

		1,144,196

Consumer Discretionary - 19.3%
Adtalem Global Education Inc (2)	7,719	189,424
Borg Warner Inc	11,318	438,459
Brinker Intl Inc	10,267	438,606
Gap Inc	25,935	441,673
H & R Block Inc	20,891	340,314
Hanesbrands Inc	26,397	415,753
Harley - Davidson Inc	12,656	310,578
Jack In The Box Inc	4,325	343,016
Leggett & Platt Inc	8,975	369,501
Mohawk Inds Inc (2)	3,541	345,566
Newell Brands Inc	23,970	411,325
Papa John'S Intl Inc	5,621	462,496
Pultegroup Inc	12,846	594,641
Sally Beauty Holdings Inc (2)	24,296	211,132
Tapestry Inc	17,676	276,276
Tri Pointe Group Inc (2)	31,908	578,811
Visteon Corporation (2)	4,375	302,838
Whirlpool Corp	3,419	628,720

		7,099,129

Consumer Staples - 3.3%
Edgewell Personal Care Co (2)	10,566	294,580
Nu Skin Enterprises Inc	12,008	601,481
Sprouts Farmers Market Inc (2)	15,747	329,585

		1,225,646

Energy - 3.0%
Cabot Oil & Gas Corp	16,129	279,999
Cimarex Energy Co	8,287	201,623
Cnx Resources Corporation (2)	35,159	331,901
Hollyfrontier Corp	9,482	186,890
Patterson-Uti Energy Inc	29,462	83,967

		1,084,380

Financials - 7.0%
Assurant Inc	3,935	477,355
E*Trade Financial Corp (2)	6,005	300,550
Green Dot Corp (2)	6,644	336,253
Invesco Ltd	26,461	301,920
People'S United Finl Inc	32,243	332,425
Trustmark Corp	11,900	254,779
Unum Group	16,301	274,346
Wells Fargo & Co. (2)(6)	1	0
Zions Bancorporation N.A	9,370	273,791

		2,551,419

Healthcare - 13.4%
Abiomed Inc (2)	2,144	594,017
Allscripts Hlth Sol Inc (2)	50,019	407,155
Avanos Medical Inc (2)	10,482	348,212
Davita Inc (2)	7,092	607,430
Henry Schein Inc (2)	5,244	308,242
Ligand Pharmaceuticals Inc (2)	3,211	306,073
Mylan N.V (2)	25,625	380,019
Patterson Companies Inc	14,098	339,832
Perkinelmer Inc	5,376	674,742
Perrigo Co	10,276	471,771
Prestige Consumer Healthcare Inc (2)	13,090	476,738

		4,914,231

Industrials - 17.0%
A. O. Smith Corp	7,578	400,118
Alaska Air Group Inc	6,703	245,531
C.H. Robinson Wrldwde Inc	3,998	408,556
Deluxe Corp	9,480	243,920
Flowserve Corp	9,453	257,972
Fortune Brands Home & Security Inc	7,664	663,089
Healthcare Svc Grp Inc	11,330	243,935
Hni Corporation	13,217	414,749
Huntington Ingalls Industries Inc	2,046	287,975
Pentair Plc	10,942	500,815
Quanta Services Inc	12,758	674,388
Robert Half Intl Inc	7,754	410,497
Rollins Inc	8,470	458,989
Snap On Inc	2,440	358,997
Terex Corp New	15,385	297,854
Textron Inc	10,205	368,298

		6,235,683

Information Technology - 8.8%
Commvault Systems Inc (2)	8,667	353,614
Dxc Technology Company	11,663	208,185
F5 Networks Inc (2)	3,742	459,405
Flir Systems Inc	5,620	201,477
Inter Digital Inc	5,311	303,046
Ipg Photonics Corp (2)	2,035	345,889
Juniper Networks	21,409	460,294
Netscout Systems Inc (2)	12,594	274,927
Synaptics Inc (2)	4,591	369,208
Xerox Holdings Corporation	12,661	237,647

		3,213,692

Materials - 9.3%
Avery Dennison Corp	3,945	504,329
Carpenter Tech Corp	8,773	159,318
Cf Industries Holdings	10,202	313,303
Compass Minerals Intl Inc	6,345	376,576
Eastman Chemical Company	6,356	496,531
Greif Inc - Class A	8,865	321,002
Mineral Tech Inc	8,642	441,606
Packaging Corp Of America	2,946	321,261
Worthington Inds Inc	11,473	467,869

		3,401,795

Real Estate Investment Trust - 4.5%
Alexander & Baldwin Inc	2,339	26,220
Apartment Investment & Management Co	9,809	330,759

Corecivic Inc		28,895	231,160
Geo Group Inc		30,806	349,340
Kimco Realty Corp		21,509	242,191
Regency Centers Corp		6,230	236,865
Urban Edge Properties		23,246	225,951

			1,642,486

Utilities - 2.6%
Nisource Inc Hldg Co		11,328	249,216
Nrg Energy Inc		12,944	397,899
Pinnacle West Cap Corp		4,207	313,631

			960,746

Total Common Stocks	(Cost	$34,139,518)	33,473,403

Money Market Registered Investment Companies - 5.9%

Meeder Institutional Prime Money Market Fund, 0.10% (3)		2,166,522	2,167,388

Total Money Market Registered Investment Companies	(Cost	$2,167,387)	2,167,388

Bank Obligations - 2.0%

First Merchants Bank Deposit Account, 0.75%, 10/1/2020 (4)		247,626	247,626
Metro City Bank Deposit Account, 0.50%, 10/1/2020 (4)		231,575	231,575
Pacific Mercantile Bank Deposit Account, 0.01%, 10/1/2020 (4)		246,803	246,803

Total Bank Obligations	(Cost	$726,004)	726,004

Total Investments - 99.2%	(Cost	$37,032,909)	36,366,795

Other Assets less Liabilities - 0.8%			295,509

Total Net Assets - 100.0%			36,662,304

Trustee Deferred Compensation (5)

Meeder Balanced Fund - Retail Class		1,019	12,034
Meeder Dynamic Allocation Fund - Retail Class		2,551	31,071
Meeder Muirfield Fund - Retail Class		1,332	9,843
Meeder Conservative Allocation Fund - Retail Class		297	6,786

Total Trustee Deferred Compensation	(Cost	$52,974)	59,734

Futures Contracts

	Long (Short) Contracts	Expiration Date	Notional Value of Contracts ($)	Value and Unrealized Appreciation (Depreciation)($)
Index Futures
E-mini Standard & Poors MidCap 400 Futures	17	12/18/2020	3,155,030	(63,173)

Total Futures Contracts	17		3,155,030	(63,173)

(1)	Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2020 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (7)
Level 1 - Quoted Prices	$35,640,791	$(63,173)
Level 2 - Other Significant Observable Inputs	726,004	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$36,366,795	$(63,173)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
(2)	Represents non-income producing securities.
(3)	Investment in affiliate. The yield shown represents the 7-day yield in effect at September 30, 2020.
(4)	Variable rate security. Securities payable at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rate shown represents the rate in effect at September 30, 2020. The maturity date shown, if applicable, reflects the earlier of the next demand date or stated maturity date.
(5)	Assets of affiliates to the Quantex Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.
(6)	Fair valued security deemed as Level 3 security.
(7)	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.